UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period: September 1, 2018—August 31, 2019

Item 1: Reports to Shareholders

Annual Report | August 31, 2019 Vanguard Money Market Funds

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	6
Prime Money Market Fund	8
Federal Money Market Fund	31
Treasury Money Market Fund	47
Trustees Approve Advisory Arrangements	59

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets— affecting stocks, bonds, and commodities— has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
Chairman and Chief Executive Officer
October 1, 2019

Your Fund’s Performance at a Glance

•   For the 12 months ended August 31, 2019, Vanguard Prime Money Market Fund returned 2.36% for Investor Shares and 2.42% for Admiral Shares. Vanguard Federal Money Market Fund returned 2.26% and Vanguard Treasury Fund returned 2.25% over the same period. All three funds surpassed the average returns of their peers.

•   With Brexit and trade tensions adding to worries about slowing growth at home and abroad, the Federal Reserve pivoted from raising rates twice in the second half of 2018 to cutting them in August and September 2019 and scheduling an end to its balance sheet unwind.

•   The funds’ low expense ratios continued to be a key support for delivering competitive returns, although the advisor’s primary focus is on principal preservation and liquidity. Risk mitigation for the U.S. government potentially defaulting on its debt was a headwind, but the advisor’s use of floating-rate notes and repurchase agreements helped.

Market Barometer

		Average Annual Total Returns
		Periods Ended August 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	2.49%	12.57%	9.85%
Russell 2000 Index (Small-caps)	-12.89	7.89	6.41
Russell 3000 Index (Broad U.S. market)	1.31	12.24	9.60
FTSE All-World ex US Index (International)	-3.18	5.97	1.71

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	10.17%	3.09%	3.35%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	8.72	3.30	3.85
FTSE Three-Month U.S. Treasury Bill Index	2.36	1.47	0.91

CPI
Consumer Price Index	1.75%	2.13%	1.53%

Advisor’s Report

For the 12 months ended August 31, 2019, Vanguard Prime Money Market Fund returned 2.36% for Investor Shares and 2.42% for Admiral Shares. Vanguard Federal Money Market Fund returned 2.26% and Vanguard Treasury Money Market Fund returned 2.25%. All three funds surpassed the average returns of their peers.

The investment environment

Macroeconomic sentiment deteriorated significantly over the 12 months. The U.S. economy initially looked to be in good shape even as prospects for the global economy dimmed. U.S. GDP clocked in at about 3.5% for the third quarter of 2018 on an annualized basis, well above trend. Inflation was picking up a little, the unemployment rate was at a multi-decade low, and wages finally showed some signs of acceleration. Solid corporate earnings, boosted by previous tax cuts, added to the optimistic mood.

The U.S. Federal Reserve, citing strong job gains and near-target inflation, raised short-term interest rates in September and again in early December, pushing the federal funds rate up to a range of 2.25%—2.50%. Although still historically very low, that was the highest level in more than a decade.

Given the buoyant outlook, the bellwether U.S. 10-year Treasury note hit a high for the period of 3.24% in early November.

Toward the end of 2018, however, investors grew skittish about the prospect of further monetary tightening by the Fed, especially as the U.S. economy began to show signs of slowing growth. Additional concerns included a flare-up in the ongoing trade dispute with China, heightened tensions with Iran, and a lack of agreement in the United Kingdom on how to exit the European Union. Greater risk aversion led to a sell-off in stocks and lower-quality corporate bonds and a boost in demand for safer assets, including government bonds.

As the economic outlook flagged at home and abroad, a number of major central banks pivoted from a tightening to a loosening monetary policy bias. In March, the Fed announced that it would end its balance sheet tapering later in the year, and at the beginning of August it lowered the fed funds target range to 2.00%—2.25%, the first cut in more than a decade. (It made a second cut just after the close of the period.)

That pivot, along with declining growth prospects and subdued inflation, contributed to Treasury yields falling, especially for intermediate-term securities. The result was an inversion in parts of the yield curve much of the time from late May through the end of the funds’ fiscal year. The yield of the 10-year U.S. Treasury note finished at 1.50%, below the yield of the 3-month Treasury bill, which ended at 1.98%.

Management of the funds

We manage the funds with an emphasis on safety and liquidity above all else, resulting in a bias toward high-quality assets. Our funds are nevertheless able to achieve competitive returns over the long run because of the persistent advantage of their low operating costs compared with those of their peer groups.

During the fiscal year, some concern arose that the federal government might not vote to raise its borrowing limit in time to avert defaulting on its debt. The timing of when it might run out of money would depend on cash flows and tax receipts but looked like it might occur early this fall. Treasuries with the shortest maturities would be the most affected, as their principal repayment could be delayed.

Our view in the first part of 2019 was that rates might not fall as much as the market was pricing in, which made longer-dated Treasury notes attractive, but we passed on adding any maturing in September or October out of an abundance of caution.

Holding floating rate notes in all three funds added value. The yields they pay reset periodically, often monthly, to reflect prevailing interest rates. In a rising-rate environment, these securities can help a fund’s yield adjust upward more quickly than if it held only fixed-rate instruments. They can also perform well relative to fixed-rate notes if the market prices in a steeper rate drop than actually occurs, essentially allowing us not to lock in lower rates.

Treasury bills were attractively priced at the beginning of the period. Because we viewed that as a function of high supply and nothing systemic, we took it as a buying opportunity. That tactical move played out well when issuance slowed and demand rose as cash poured into money market funds in the first half of this year, resulting in compressed bill spreads.

In the Prime Money Market Fund, exposure to Canadian, Australian, and Northern European bank debt provided some international diversification.

The outlook

We anticipate a soft landing in the United States. Growth will probably continue slowing through the end of the year with less support from fiscal policy, a global growth slowdown, and ongoing trade disputes taking a toll on business confidence and capital spending. A full-blown trade war with China is not our base case scenario, but further tensions are likely regarding tariffs as well as non-tariff measures such as quantitative restrictions and currency exchange rates.

While we believe a recession is some time off, the U.S. labor market should cool as employment growth falls and structural factors such as technology and globalization continue to hold down inflationary pressures. Higher wages will probably not funnel through to higher consumer prices; in fact, inflation may weaken from current levels, which are near the Federal Reserve’s 2% target for the end of 2019.

The Fed has recently cut rates twice, and the deteriorating backdrop could prompt it to lower rates further. This may contribute to the Treasury yield curve returning to an upward slope.

Bouts of volatility related to inflation and interest rate expectations are likely. Other potential triggers include an intensification of trade disputes, flare-ups in geopolitical tensions, the United Kingdom making a disorderly exit from the European Union, and missteps by central banks.

Whatever the markets may bring, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to produce competitive returns.

John C. Lanius, Portfolio Manager

Nafis T. Smith, Portfolio Manager

Vanguard Fixed Income Group

September 18, 2019

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•           Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•           Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2019	8/31/2019	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,011.93	$0.81
Admiral™ Shares	1,000.00	1,012.23	0.51
Federal Money Market Fund	$1,000.00	$1,011.59	$0.56
Treasury Money Market Fund	$1,000.00	$1,011.50	$0.46
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
Admiral Shares	1,000.00	1,024.70	0.51
Federal Money Market Fund	$1,000.00	$1,024.65	$0.56
Treasury Money Market Fund	$1,000.00	$1,024.75	$0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Cumulative Performance: August 31, 2009, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Prime Money Market Fund Investor Shares	2.36%	1.02%	0.53%	10,544
Money Market Funds Average	1.98	0.72	0.36	10,366
FTSE Three-Month U.S. Treasury Bill Index	2.36	0.91	0.49	10,524

7-day SEC yield (8/31/2019): 2.12%

Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Prime Money Market Fund

	Average Annual Total Returns
	Periods Ended August 31, 2019
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Prime Money Market Fund Admiral Shares	2.42%	1.08%	0.60%	$5,309,370
Money Market Funds Average	1.98	0.72	0.36	5,183,160
FTSE Three-Month U.S. Treasury Bill Index	2.36	0.91	0.49	5,262,120

7-day SEC yield (8/31/2019): 2.18%

Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Prime Money Market Fund

Sector Diversification

As of August 31, 2019

Certificates of Deposit	7.0%
U.S. Commercial Paper	3.9
Repurchase Agreements	0.3
U.S. Government Obligations	11.6
U.S. Treasury Bills	18.4
Yankee/Foreign	58.8

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Prime Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (30.0%)
	Federal Home Loan Bank Discount Notes	2.031%–2.228%	9/4/19	1,504,991	1,504,713
	Federal Home Loan Bank Discount Notes	2.162%	9/11/19	2,000,000	1,998,803
	Federal Home Loan Bank Discount Notes	2.154%	9/13/19	901,000	900,355
	Federal Home Loan Bank Discount Notes	2.147%	9/16/19	275,770	275,524
	Federal Home Loan Bank Discount Notes	2.149%–2.157%	9/18/19	1,185,855	1,184,655
	Federal Home Loan Bank Discount Notes	2.152%	9/20/19	1,000,000	998,868
	Federal Home Loan Bank Discount Notes	2.127%	9/25/19	1,500,000	1,497,880
	Federal Home Loan Bank Discount Notes	2.097%–2.098%	9/27/19	481,000	480,274
	Federal Home Loan Bank Discount Notes	2.057%	10/2/19	1,400,000	1,397,529
	Federal Home Loan Bank Discount Notes	2.006%–2.011%	10/11/19	1,500,000	1,496,666
	Federal Home Loan Bank Discount Notes	1.986%	10/16/19	1,250,000	1,246,906
	Federal Home Loan Bank Discount Notes	2.016%	10/18/19	376,215	375,228
	United States Treasury Bill	2.162%	9/3/19	3,000,000	2,999,641
	United States Treasury Bill	2.057%	10/8/19	17,600	17,563
	United States Treasury Bill	1.991%	10/22/19	1,500,000	1,495,782
	United States Treasury Bill	2.051%	10/24/19	2,000,000	1,993,993
	United States Treasury Bill	1.996%	10/29/19	3,000,000	2,990,713
	United States Treasury Bill	2.081%	10/31/19	1,000,000	996,550
	United States Treasury Bill	2.000%	11/7/19	1,000,000	996,296
	United States Treasury Bill	1.970%	11/14/19	1,290,800	1,285,599
	United States Treasury Bill	1.960%	11/29/19	2,000,000	1,990,358
	United States Treasury Bill	2.061%	1/2/20	3,000,000	2,979,090
	United States Treasury Bill	2.031%	1/16/20	2,000,000	1,984,702
	United States Treasury Bill	2.031%–2.041%	1/23/20	1,000,000	991,947
	United States Treasury Bill	1.857%	2/20/20	1,000,000	991,209
	United States Treasury Bill	1.857%	2/27/20	1,000,900	991,743
	United States Treasury Note/Bond	1.250%	10/31/19	500,000	499,333
	United States Treasury Note/Bond	1.500%	10/31/19	477,000	476,572
Total U.S. Government and Agency Obligations (Cost $37,038,492)					37,038,492
Commercial Paper (37.0%)
Bank Holding Company (0.2%)
2	ABN Amro Funding USA LLC	2.410%–2.415%	10/7/19	248,000	247,406
	MUFG Bank Ltd. (New York Branch)	2.375%	9/18/19	21,000	20,977
					268,383

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Finance — Auto (1.2%)
	American Honda Finance Corp.	2.530%	9/9/19	64,000	63,964
	American Honda Finance Corp.	2.333%–2.343%	9/10/19	82,300	82,252
	American Honda Finance Corp.	2.509%	9/12/19	119,000	118,910
	American Honda Finance Corp.	2.396%–2.438%	9/26/19	76,450	76,323
	American Honda Finance Corp.	2.247%	11/8/19	29,250	29,127
	American Honda Finance Corp.	2.101%	11/13/19	75,000	74,682
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.100%	2.245%	12/18/19	198,000	198,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	2.321%	12/9/19	121,000	121,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.120%	2.302%	1/14/20	126,000	126,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.150%	2.332%	2/12/20	130,000	130,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.150%	2.332%	2/13/20	130,000	130,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.180%	2.350%	2/19/20	162,000	162,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.180%	2.350%	2/20/20	162,000	162,000
					1,474,258
Foreign Banks (24.9%)
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.080%	2.309%	1/6/20	495,000	495,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.130%	2.327%	2/18/20	248,000	248,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.130%	2.297%	2/20/20	89,000	88,999
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.130%	2.302%	2/20/20	166,000	166,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.210%	2.377%	8/20/20	169,000	169,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.340%	2.509%	11/21/19	600,000	600,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.090%	2.260%	11/22/19	125,000	125,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.267%	10/23/19	184,000	184,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.267%	12/23/19	151,000	151,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.269%	1/21/20	158,000	158,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.280%	11/22/19	216,000	216,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.304%	1/13/20	397,000	397,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.292%	1/17/20	75,000	75,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.292%	1/17/20	225,000	225,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.344%	12/2/19	400,000	400,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.348%	12/6/19	180,000	180,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.331%	12/9/19	121,500	121,500
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.130%	2.325%	2/14/20	130,000	130,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.130%	2.312%	2/18/20	200,000	200,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.160%	2.383%	3/9/20	255,000	255,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.170%	2.315%	3/27/20	155,000	155,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.120%	2.321%	11/12/19	163,000	163,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.130%	2.331%	2/11/20	550,000	550,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.170%	2.393%	3/5/20	340,000	340,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.282%	9/18/19	62,000	62,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.282%	9/19/19	62,000	62,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	2.388%	6/4/20	127,000	126,990
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	2.404%	6/5/20	148,000	147,997
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	2.325%	4/24/20	91,000	90,998
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.438%	9/6/19	90,000	90,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.404%	9/13/19	98,750	98,750
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.407%	9/16/19	64,000	64,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.300%	2.528%	11/4/19	135,000	135,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.320%	2.533%	11/8/19	247,000	247,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.330%	2.558%	9/6/19	150,000	150,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.330%	2.541%	9/9/19	150,000	150,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.510%	11/22/19	135,000	134,998
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.485%	11/25/19	198,000	197,998
2	DBS Bank Ltd.	2.425%	9/3/19	120,000	119,984
2	DBS Bank Ltd.	2.374%–2.415%	9/10/19	191,500	191,386
2	DBS Bank Ltd.	2.375%	9/16/19	100,000	99,902
2	DBS Bank Ltd.	2.360%	9/17/19	127,000	126,868
2	DBS Bank Ltd.	2.625%	9/25/19	99,000	98,829
2	DBS Bank Ltd.	2.615%	9/27/19	200,000	199,627
2	DBS Bank Ltd.	2.328%	10/17/19	56,000	55,835
2	DBS Bank Ltd.	2.582%	10/18/19	200,000	199,334
2	DBS Bank Ltd.	2.329%	10/24/19	63,000	62,786
2	DBS Bank Ltd.	2.593%	11/1/19	99,000	98,570
2	DBS Bank Ltd.	2.276%	11/5/19	131,000	130,465

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
2	DBS Bank Ltd.	2.223%	11/6/19	66,000	65,733
2	DBS Bank Ltd.	2.162%	11/7/19	99,000	98,604
2	DBS Bank Ltd.	2.552%	11/15/19	198,000	196,960
2	DBS Bank Ltd.	2.511%	11/18/19	59,500	59,180
2	DBS Bank Ltd.	2.533%	11/26/19	99,000	98,409
2	DBS Bank Ltd.	2.092%	12/6/19	68,000	67,623
2	DNB Bank ASA	2.557%	9/24/19	250,000	249,597
2	DNB Bank ASA	2.441%	10/9/19	590,000	588,493
2	DNB Bank ASA	2.328%	10/17/19	360,000	358,937
2,3	HSBC Bank plc, 1M USD LIBOR + 0.110%	2.354%	10/3/19	300,000	300,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.313%	10/8/19	607,000	607,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.295%	11/14/19	301,000	301,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.110%	2.282%	3/20/20	250,000	250,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.289%	2/21/20	211,000	211,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.374%	2/4/20	303,000	303,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.324%	2/13/20	120,000	120,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.150%	2.361%	2/11/20	544,000	544,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.150%	2.332%	4/16/20	327,000	327,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.200%	2.444%	5/1/20	500,000	500,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.330%	2.558%	9/6/19	300,000	300,000
2	Nederlandse Waterschapsbank NV	2.334%	9/18/19	94,500	94,396
2	Nederlandse Waterschapsbank NV	2.258%	10/18/19	323,000	322,053
2	Nederlandse Waterschapsbank NV	2.126%	11/12/19	149,000	148,370
2	Nederlandse Waterschapsbank NV	2.126%	11/15/19	495,000	492,819
2	Nederlandse Waterschapsbank NV	2.081%	11/26/19	495,000	492,552
2	Nederlandse Waterschapsbank NV	2.226%	11/27/19	321,000	319,286
2	Nederlandse Waterschapsbank NV	2.081%	12/9/19	250,000	248,620
2	Nordea Bank ABP	2.588%	9/20/19	350,000	349,528
2	NRW Bank	2.121%–2.481%	9/3/19	417,500	417,447
2	NRW Bank	2.121%–2.482%	9/4/19	721,000	720,865
2	NRW Bank	2.121%–2.425%	9/6/19	1,020,000	1,019,690
2	NRW Bank	2.426%	9/9/19	297,000	296,841
2	NRW Bank	2.421%	9/10/19	51,000	50,969
2	NRW Bank	2.343%	9/13/19	157,000	156,878
2	NRW Bank	2.344%–2.349%	9/16/19	165,500	165,339
2	NRW Bank	2.334%	9/17/19	127,000	126,869
2	NRW Bank	2.344%	9/18/19	143,000	142,843
2	NRW Bank	2.278%	10/10/19	134,706	134,375
2	NRW Bank	2.279%	10/15/19	162,000	161,551
2	NRW Bank	2.140%	10/31/19	297,000	295,946
2	NRW Bank	2.131%	11/6/19	246,000	245,044
2	NRW Bank	2.131%	11/7/19	112,500	112,056
2	NRW Bank	2.126%	11/14/19	99,000	98,570
2	NRW Bank	2.127%	11/15/19	99,000	98,564

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
2	NRW Bank	2.090%	11/21/19	149,000	148,303
2	NRW Bank	2.081%	11/26/19	387,000	385,086
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.381%	3/12/20	165,000	165,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.375%	4/14/20	290,000	290,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.362%	6/17/20	560,000	560,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.190%	2.387%	3/16/20	250,000	250,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.240%	2.352%	7/31/20	450,000	450,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.240%	2.385%	8/26/20	183,000	183,000
	Santander UK plc	2.425%	9/3/19	152,605	152,585
	Santander UK plc	2.374%	9/10/19	161,000	160,905
	Santander UK plc	2.370%	9/16/19	160,000	159,843
	Santander UK plc	2.369%	10/11/19	160,000	159,582
	Santander UK plc	2.295%	10/31/19	94,500	94,141
2	Skandinaviska Enskilda Banken AB	2.342%	9/5/19	48,501	48,488
2	Skandinaviska Enskilda Banken AB	2.314%	9/19/19	300,000	299,655
2	Skandinaviska Enskilda Banken AB	2.329%	9/20/19	316,000	315,614
2	Skandinaviska Enskilda Banken AB	2.563%	9/27/19	85,000	84,845
2	Skandinaviska Enskilda Banken AB	2.284%	10/22/19	345,000	343,890
2	Societe Generale SA	2.141%–2.151%	9/5/19	965,000	964,770
2	Societe Generale SA	2.141%	9/9/19	963,000	962,542
2	Svenska Handelsbanken AB	2.584%	9/26/19	300,000	299,469
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.100%	2.272%	12/20/19	460,000	460,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.120%	2.348%	12/6/19	470,000	470,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	2.377%	6/16/20	35,000	35,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	2.325%	6/23/20	200,000	200,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.370%	2.593%	11/7/19	500,000	500,000
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.150%	2.266%	5/29/20	150,000	149,985
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	2.404%	6/5/20	111,000	110,992
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	2.404%	6/5/20	100,000	99,996
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.200%	2.394%	9/13/19	324,250	324,250
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.392%	9/19/19	170,000	170,000
2,3,4	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.382%	9/20/19	25,000	25,000
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.440%	10/28/19	395,000	394,997
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.320%	2.533%	11/8/19	215,000	214,998
					30,824,759

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Foreign Governments (4.9%)
2	Alberta (Province Of)	2.425%	9/3/19	250,000	249,967
2	Alberta (Province Of)	2.425%	9/4/19	50,000	49,990
2	Alberta (Province Of)	2.573%	10/7/19	99,000	98,749
2	Alberta (Province Of)	2.542%	11/5/19	79,276	78,917
2	Alberta (Province Of)	2.378%	12/5/19	45,500	45,218
	BNG Bank NV	2.116%–2.121%	9/3/19	1,159,000	1,158,864
	BNG Bank NV	2.111%	9/4/19	570,000	569,900
	BNG Bank NV	2.121%	9/5/19	616,000	615,855
	BNG Bank NV	2.151%	9/6/19	201,650	201,590
2	CDP Financial Inc.	2.557%	9/5/19	49,000	48,986
2	CDP Financial Inc.	2.459%	9/24/19	15,750	15,725
2	CDP Financial Inc.	2.358%	10/1/19	16,000	15,969
2	CDP Financial Inc.	2.204%–2.215%	1/24/20	64,000	63,437
4	CPPIB Capital Inc.	2.365%	9/16/19	25,000	24,976
4	CPPIB Capital Inc.	2.366%	9/19/19	7,000	6,992
4	CPPIB Capital Inc.	2.481%	10/1/19	30,000	29,939
4	CPPIB Capital Inc.	2.526%	10/11/19	15,000	14,958
4	CPPIB Capital Inc.	2.527%	10/15/19	15,000	14,954
4	CPPIB Capital Inc.	2.445%	11/1/19	15,000	14,938
4	CPPIB Capital Inc.	2.445%	11/4/19	30,000	29,871
4	CPPIB Capital Inc.	2.445%	11/5/19	15,000	14,934
4	CPPIB Capital Inc.	2.445%	11/7/19	15,000	14,932
4	CPPIB Capital Inc.	2.431%	12/12/19	30,000	29,796
	Export Development Canada	2.549%	9/23/19	371,500	370,928
	Export Development Canada	2.529%	10/29/19	99,000	98,601
	Export Development Canada	2.468%	11/12/19	31,094	30,942
	Export Development Canada	2.346%	11/29/19	96,000	95,449
2	Hydro-Quebec	2.365%	9/13/19	150,000	149,882
2	Hydro-Quebec	2.549%	9/19/19	65,000	64,918
2	Hydro-Quebec	2.410%	10/7/19	128,000	127,694
2	Landesbank Hessen-Thueringen Girozentrale	2.151%	9/4/19	421	421
4	Omers Finance Trust	2.394%	9/4/19	36,115	36,108
4	Omers Finance Trust	2.374%	9/12/19	41,000	40,970
4	Omers Finance Trust	2.375%	9/17/19	48,000	47,950
4	Ontario Teachers’ Finance Trust	2.520%	11/4/19	49,500	49,281
2,4	Ontario Teachers’ Finance Trust	2.471%	12/2/19	31,350	31,155
3,4	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.120%	2.348%	3/6/20	82,000	82,000
2,3	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.200%	2.345%	8/24/20	95,000	95,000
2	Province of Quebec	2.410%–2.542%	10/8/19	563,000	561,555
4	PSP Capital Inc.	2.498%	9/3/19	120,000	119,983
4	PSP Capital Inc.	2.344%	9/17/19	76,000	75,921
4	PSP Capital Inc.	2.344%	9/19/19	126,500	126,353
4	PSP Capital Inc.	2.481%	10/1/19	24,500	24,450
4	PSP Capital Inc.	2.273%	10/8/19	29,250	29,182
4	PSP Capital Inc.	2.263%–2.527%	10/15/19	128,000	127,639
4	PSP Capital Inc.	2.403%	10/28/19	95,000	94,642
4	PSP Capital Inc.	2.205%	1/27/20	64,000	63,426
4	PSP Capital Inc.	2.205%	1/28/20	64,500	63,918
					6,017,825

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Foreign Industrial (3.1%)
2	BASF SE	2.292%	9/23/19	734,000	732,977
2	BASF SE	2.293%	9/27/19	126,000	125,792
2	Nestle Capital Corp.	2.614%	9/12/19	128,000	127,899
2	Nestle Capital Corp.	2.573%	9/23/19	198,000	197,693
2	Nestle Capital Corp.	2.420%	10/3/19	172,000	171,633
2	Nestle Capital Corp.	2.589%	10/23/19	393,100	391,652
2	Nestle Capital Corp.	2.589%	10/31/19	196,000	195,167
2	Nestle Capital Corp.	2.589%	11/6/19	322,000	320,495
	Nestle Finance International Ltd.	2.334%	9/13/19	21,250	21,234
	Nestle Finance International Ltd.	2.420%	10/4/19	200,000	199,560
	Nestle Finance International Ltd.	2.262%	10/11/19	131,000	130,672
	Nestle Finance International Ltd.	2.262%	10/15/19	65,500	65,320
	Nestle Finance International Ltd.	2.263%	10/16/19	65,500	65,316
	Nestle Finance International Ltd.	2.589%	11/4/19	99,000	98,551
	Nestle Finance International Ltd.	2.588%	11/7/19	65,000	64,692
2	Siemens Capital Co. LLC	2.283%	9/26/19	246,557	246,168
2	Total Capital Canada Ltd.	2.263%	10/18/19	252,000	251,260
2	Total Capital Canada Ltd.	2.205%	11/21/19	165,000	164,187
2	Total Capital SA	2.110%	9/3/19	206,800	206,776
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.130%	2.341%	12/9/19	30,000	30,000
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.130%	2.359%	12/27/19	99,000	99,000
					3,906,044
Industrial (2.7%)
2	Apple Inc.	2.419%	10/2/19	25,000	24,948
2	Apple Inc.	2.419%	10/3/19	25,000	24,947
2	Apple Inc.	2.554%–2.565%	10/7/19	171,000	170,568
2	Apple Inc.	2.404%	11/4/19	25,000	24,894
2	Chevron Corp.	2.323%	9/13/19	74,000	73,943
	Exxon Mobil Corp.	2.384%	9/4/19	700,000	699,862
	Exxon Mobil Corp.	2.353%	9/5/19	172,000	171,955
	Exxon Mobil Corp.	2.367%	9/26/19	253,000	252,587
	Exxon Mobil Corp.	2.367%	9/27/19	253,000	252,571
	Exxon Mobil Corp.	2.393%	9/30/19	220,000	219,579
	Exxon Mobil Corp.	2.317%	10/11/19	443,000	441,868
	Exxon Mobil Corp.	2.307%	10/16/19	235,000	234,327
2	Henkel of America Inc.	2.415%	9/6/19	56,000	55,981
2	Henkel of America Inc.	2.161%	11/5/19	51,950	51,748
2	Pfizer Inc.	2.333%	9/9/19	115,600	115,541
2	Pfizer Inc.	2.323%	9/10/19	300,000	299,827
2	Pfizer Inc.	2.333%	9/11/19	186,000	185,880
					3,301,026
Total Commercial Paper (Cost $45,792,295)					45,792,295
Certificates of Deposit (34.0%)
Domestic Banks (6.1%)
	Citibank NA	2.620%	9/12/19	618,000	618,000
	Citibank NA	2.570%	10/21/19	208,000	208,000
	Citibank NA	2.560%	11/1/19	426,000	426,000
	Citibank NA	2.220%	1/6/20	195,000	195,000
	HSBC Bank USA NA	2.160%	9/6/19	290,000	290,000
	HSBC Bank USA NA	2.260%	10/28/19	161,500	161,500

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	HSBC Bank USA NA, 1M USD LIBOR + 0.130%	2.246%	10/29/19	182,000	182,000
3	HSBC Bank USA NA, 1M USD LIBOR + 0.130%	2.242%	10/30/19	49,500	49,500
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.294%	9/13/19	528,000	528,000
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.272%	9/20/19	600,000	600,000
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.344%	10/4/19	653,000	653,000
	Wells Fargo Bank NA	2.000%	2/12/20	388,000	388,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.319%	12/6/19	213,000	213,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.235%	12/27/19	130,000	130,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.235%	12/27/19	130,000	130,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.294%	9/13/19	293,000	293,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.212%	9/30/19	148,500	148,500
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.313%	11/8/19	255,000	255,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.295%	11/15/19	238,000	238,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.160%	2.355%	2/13/20	671,000	671,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.160%	2.355%	2/14/20	579,000	579,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.190%	2.362%	3/19/20	650,000	650,000
					7,606,500
Yankee Certificates of Deposit (27.9%)
3	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.180%	2.292%	6/1/20	67,000	67,000
3	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.310%	2.505%	11/15/19	101,000	101,000
	Bank of Montreal (Chicago Branch)	2.370%	9/17/19	235,000	235,000
	Bank of Montreal (Chicago Branch)	2.300%	9/24/19	200,000	200,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.323%	10/7/19	260,000	260,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.313%	10/8/19	130,500	130,500
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.282%	10/17/19	150,000	150,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.270%	10/22/19	150,000	150,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.110%	2.354%	9/3/19	495,000	495,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.110%	2.255%	1/27/20	225,000	225,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.120%	2.265%	11/25/19	308,000	308,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.130%	2.325%	2/14/20	350,000	350,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.150%	2.295%	1/24/20	319,000	319,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.170%	2.394%	3/2/20	250,000	250,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.374%	9/4/19	153,000	153,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.170%	2.365%	3/16/20	103,000	103,000
	Bayerische Landesbank (New York Branch)	2.160%	9/3/19	656,000	656,000
	Bayerische Landesbank (New York Branch)	2.160%	9/4/19	742,000	742,000
	Bayerische Landesbank (New York Branch)	2.160%	9/5/19	72,000	72,000
	Bayerische Landesbank (New York Branch)	2.160%	9/6/19	492,000	492,000
	Bayerische Landesbank (New York Branch)	2.160%	9/9/19	504,000	504,000
	Canadian Imperial Bank of Commerce (New York Branch)	2.550%	10/1/19	248,000	248,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.090%	2.320%	10/1/19	350,000	350,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.090%	2.291%	12/10/19	387,000	387,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.364%	11/5/19	162,000	162,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.265%	11/25/19	459,000	459,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.265%	11/26/19	61,000	61,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.364%	2/5/20	355,000	355,000
	Commonwealth Bank of Australia (New York Branch)	2.420%	9/6/19	157,000	157,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.344%	9/3/19	69,000	69,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.245%	1/27/20	66,000	66,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.239%	1/28/20	65,000	65,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.160%	2.305%	2/25/20	130,000	130,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.160%	2.384%	7/2/20	174,000	174,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.170%	2.337%	4/23/20	162,000	162,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.220%	2.365%	9/24/19	128,000	128,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.462%	10/18/19	100,000	100,000
	Cooperatieve Rabobank UA (New York Branch)	2.120%	9/5/19	774,000	774,000
	Cooperatieve Rabobank UA (New York Branch)	2.120%	9/6/19	831,000	831,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.080%	2.262%	12/19/19	126,000	126,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.090%	2.319%	12/6/19	198,000	198,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.130%	2.331%	2/11/20	324,000	324,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.160%	2.305%	2/27/20	99,000	99,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.399%	3/6/20	198,000	198,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.393%	3/9/20	165,000	165,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.315%	3/27/20	198,000	198,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.282%	4/1/20	169,000	169,000
	Credit Suisse AG (New York Branch)	2.330%	9/16/19	32,000	32,000
	Credit Suisse AG (New York Branch)	2.300%	10/1/19	1,424,000	1,424,000
	DNB Bank ASA (New York Branch)	2.460%	10/1/19	80,000	80,000
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.090%	2.285%	11/14/19	300,000	299,997
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.090%	2.285%	11/15/19	450,000	449,995
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.100%	2.344%	9/5/19	580,000	580,000
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.160%	2.404%	2/5/20	455,000	455,000
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.180%	2.320%	2/28/20	590,000	590,000
	KBC Bank NV (New York Branch)	2.150%	9/3/19	495,000	495,000
	KBC Bank NV (New York Branch)	2.150%	9/5/19	493,000	493,000
	KBC Bank NV (New York Branch)	2.150%	9/6/19	300,000	300,000
	Landesbank Hessen-Thueringen Girozentrale	2.130%	9/3/19	374,000	374,000
	Landesbank Hessen-Thueringen Girozentrale	2.130%	9/5/19	297,000	297,000
	Landesbank Hessen-Thueringen Girozentrale	2.130%	9/6/19	342,000	342,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/16/19	120,000	120,000
	MUFG Bank Ltd. (New York Branch)	2.520%	9/16/19	174,000	174,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/19/19	198,000	198,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/20/19	121,000	121,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/23/19	121,000	121,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/24/19	125,000	125,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/24/19	124,000	124,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/25/19	198,000	198,000
	MUFG Bank Ltd. (New York Branch)	2.480%	9/30/19	125,000	125,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/30/19	133,000	133,000
	Natixis (New York Branch)	2.130%	9/3/19	399,000	399,000
	Natixis (New York Branch)	2.130%	9/3/19	1,558,000	1,558,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.329%	9/6/19	250,000	250,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.344%	10/4/19	500,000	500,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.311%	10/9/19	125,000	125,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.411%	9/11/19	420,000	420,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.220%	2.464%	10/4/19	500,000	500,000
	Skandinaviska Enskilda Banken AB (New York Branch)	2.260%	10/29/19	300,000	300,000
	Skandinaviska Enskilda Banken AB (New York Branch)	2.110%	11/29/19	1,000,000	1,000,000
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.120%	2.265%	9/27/19	147,000	147,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.390%	9/9/19	97,000	97,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.540%	9/11/19	250,000	250,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.344%	9/3/19	850,000	850,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.301%	9/11/19	121,000	121,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.110%	2.333%	11/7/19	325,000	324,997
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	2.295%	12/20/19	495,000	494,992
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	2.322%	12/20/19	315,000	314,991
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.170%	2.400%	12/3/19	255,000	255,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.170%	2.399%	12/6/19	250,000	249,997
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.272%	12/20/19	297,000	297,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.212%	12/30/19	248,000	248,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.120%	2.265%	11/25/19	200,000	200,020
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.140%	2.307%	1/23/20	89,500	89,499
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.355%	6/15/20	159,000	159,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.342%	6/19/20	495,000	495,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.272%	6/30/20	395,000	395,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.180%	2.375%	7/15/20	250,000	250,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.190%	2.434%	5/5/20	350,000	350,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.200%	2.382%	5/19/20	250,000	250,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.325%	2.519%	11/13/19	650,000	650,000
	Swedbank AB (New York Branch)	2.100%	9/3/19	500,000	500,000
	Toronto-Dominion Bank (New York Branch)	2.460%	10/1/19	130,000	130,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.200%	2.413%	7/7/20	540,000	540,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.210%	2.434%	5/4/20	135,000	135,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.220%	2.415%	5/14/20	368,000	368,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	2.362%	7/30/20	200,000	200,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	2.362%	7/31/20	325,000	325,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	2.445%	8/13/20	300,000	300,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	2.394%	6/5/20	50,000	49,993
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.160%	2.361%	6/12/20	75,000	74,997
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.160%	2.384%	7/2/20	500,000	499,979
3	Westpac Banking Corp. (New York Branch), 3M USD LIBOR + 0.040%	2.327%	2/3/20	40,000	40,004
					34,471,961
Total Certificates of Deposit (Cost $42,078,461)					42,078,461
Other Notes (1.2%)
3	Bank of America NA, 1M USD LIBOR + 0.090%	2.320%	10/1/19	248,000	248,000
3	Bank of America NA, 1M USD LIBOR + 0.090%	2.314%	10/2/19	248,000	248,000
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.330%	11/1/19	152,000	152,000
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.344%	11/5/19	152,000	152,000
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.301%	11/12/19	90,000	90,000
3	Bank of America NA, 1M USD LIBOR + 0.110%	2.321%	12/9/19	180,000	180,000
3	Bank of America NA, 1M USD LIBOR + 0.110%	2.311%	1/10/20	192,000	192,000
3	Bank of America NA, 1M USD LIBOR + 0.150%	2.320%	2/21/20	102,000	102,000
3	Bank of America NA, 1M USD LIBOR + 0.150%	2.320%	2/24/20	102,000	102,000
Total Other Notes (Cost $1,466,000)					1,466,000
Repurchase Agreements (0.3%)
	JP Morgan Securities LLC
	(Dated 8/30/19, Repurchase Value
	$325,078,000, collateralized by U.S.
	Treasury Note/Bond 1.750%–5.375%,
	9/30/19–11/15/41, with a value of
	$331,500,000) (Cost $325,000)	2.160%	9/3/19	325,000	325,000
Taxable Municipal Bonds (0.0%)
5	Greene County GA Development Authority
	Revenue VRDO (Cost $6,250)	2.130%	9/6/19	6,250	6,250
Total Investments (102.5%) (Cost $126,706,498)					126,706,498

Prime Money Market Fund

Amount
($000)
Other Assets and Liabilities (-2.5%)
Other Assets
Investment in Vanguard	5,820
Receivables for Accrued Income	100,702
Receivables for Capital Shares Issued	230,922
Other Assets	51,663
Total Other Assets	389,107
Liabilities
Payables for Investment Securities Purchased	(3,239,333)
Payables for Capital Shares Redeemed	(199,447)
Payables for Distributions	(15,465)
Payables to Vanguard	(9,163)
Other Liabilities	(923)
Total Liabilities	(3,464,331)
Net Assets (100%)	123,631,274

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	123,627,686
Total Distributable Earnings (Loss)	3,588
Net Assets	123,631,274

Investor Shares–Net Assets
Applicable to 104,696,420,176 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	104,708,532
Net Asset Value Per Share–Investor Shares	$1.00

Admiral Shares–Net Assets
Applicable to 18,920,702,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,922,742
Net Asset Value Per Share–Admiral Shares	$1.00

•    See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2019, the aggregate value of these securities was $36,202,668,000, representing 29.3% of net assets.

3   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $1,234,268,000, representing 1.0% of net assets.

5   Scheduled principal and interest payments are guaranteed by bank letter of credit.

LIBOR—London Interbank Offered Rate.

VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Interest	2,954,873
Total Income	2,954,873
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,212
Management and Administrative—Investor Shares	141,363
Management and Administrative—Admiral Shares	15,855
Marketing and Distribution—Investor Shares	15,302
Marketing and Distribution—Admiral Shares	1,106
Custodian Fees	449
Auditing Fees	33
Shareholders’ Reports—Investor Shares	561
Shareholders’ Reports—Admiral Shares	44
Trustees’ Fees and Expenses	77
Total Expenses	179,002
Net Investment Income	2,775,871
Realized Net Gain (Loss) on Investment Securities Sold	(80)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,775,791

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,775,871	1,581,192
Realized Net Gain (Loss)	(80)	(4,203)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,775,791	1,576,989
Distributions
Net Investment Income
Investor Shares	(2,351,823)	(1,363,449)
Admiral Shares	(424,095)	(217,801)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(2,775,918)	(1,581,250)
Capital Share Transactions (at $1.00 per share)
Investor Shares	11,810,567	8,015,413
Admiral Shares	2,805,143	4,121,058
Net Increase (Decrease) from Capital Share Transactions	14,615,710	12,136,471
Total Increase (Decrease)	14,615,583	12,132,210
Net Assets
Beginning of Period	109,015,691	96,883,481
End of Period	123,631,274	109,015,691

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period			Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.023[1]	.016[1]	.008[1]	.0032	.0002
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.023	.016	.008	.0032	.0002
Distributions
Dividends from Net Investment Income	(.023)	(.016)	(.008)	(.0032)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.023)	(.016)	(.008)	(.0032)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.36%	1.59%	0.83%	0.32%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104,709	$92,898	$84,886	$100,210	$105,820
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.33%	1.59%	0.82%	0.32%	0.02%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. For the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period			Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.024[1]	.016[1]	.009[1]	.004	.001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.024	.016	.009	.004	.001
Distributions
Dividends from Net Investment Income	(.024)	(.016)	(.009)	(.004)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.024)	(.016)	(.009)	(.004)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.42%	1.66%	0.89%	0.38%	0.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,923	$16,118	$11,997	$16,429	$28,988
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.39%	1.65%	0.88%	0.38%	0.07%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Prime Money Market Fund

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $5,820,000, representing less than 0.01% of the fund’s net assets and 2.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.      Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Prime Money Market Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	23,336
Undistributed Long-term Gains	—
Capital Loss Carryforwards (Non-expiring)	(4,284)
Net Unrealized Gains (Losses)	—

As of August 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	126,706,498
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E.      Capital share transactions for each class of shares were:

			Year Ended August 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	67,073,536	67,073,695	57,734,205	57,734,439
Issued in Lieu of Cash Distributions	2,176,642	2,176,642	1,273,993	1,273,993
Redeemed	(57,439,611)	(57,439,611)	(50,992,785)	(50,992,785)
Net Increase (Decrease)—Investor Shares	11,810,567	11,810,726	8,015,413	8,015,647
Admiral Shares
Issued	12,655,596	12,655,436	11,041,702	11,041,469
Issued in Lieu of Cash Distributions	392,879	392,879	202,222	202,222
Redeemed	(10,243,332)	(10,243,332)	(7,122,866)	(7,122,866)
Net Increase (Decrease)—Admiral Shares	2,805,143	2,804,983	4,121,058	4,120,825

F.       Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Cumulative Performance: August 31, 2009, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Federal Money Market Fund Investor Shares	2.26%	0.89%	0.46%	10,464
Government Money Market Funds Average	1.71	0.55	0.28	10,280
FTSE Three-Month U.S. Treasury Bill Index	2.36	0.91	0.49	10,524

7-day SEC yield (8/31/2019): 2.08%

Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

Federal Money Market Fund

Sector Diversification

As of August 31, 2019

Repurchase Agreements	20.1%
U.S. Government Obligations	49.9
U.S. Treasury Bills	30.0

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Federal Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (81.4%)
2	Fannie Mae Discount Notes	2.303%	9/4/19	54,485	54,475
2	Fannie Mae Discount Notes	2.212%	9/18/19	137,500	137,357
2	Fannie Mae Discount Notes	2.152%–2.162%	9/25/19	133,497	133,306
2	Fannie Mae Discount Notes	2.191%–2.212%	10/2/19	134,000	133,748
2	Fannie Mae Discount Notes	2.099%	10/4/19	200,000	199,617
2	Fannie Mae Discount Notes	2.099%	10/7/19	200,000	199,582
2	Fannie Mae Discount Notes	2.182%	10/9/19	190,909	190,472
2	Fannie Mae Discount Notes	2.111%	10/16/19	166,250	165,814
2	Fannie Mae Discount Notes	2.081%	10/23/19	243,958	243,229
2	Fannie Mae Discount Notes	1.948%	11/1/19	2,500,000	2,491,782
2	Fannie Mae Discount Notes	1.949%–1.960%	11/13/19	265,242	264,196
	Federal Home Loan Bank Discount Notes	2.413%	9/3/19	250,000	249,967
	Federal Home Loan Bank Discount Notes	2.432%	9/5/19	1,000,000	999,732
	Federal Home Loan Bank Discount Notes	2.006%–2.432%	9/6/19	892,567	892,269
	Federal Home Loan Bank Discount Notes	2.414%	9/9/19	250,000	249,867
	Federal Home Loan Bank Discount Notes	2.423%	9/10/19	2,250,000	2,248,650
	Federal Home Loan Bank Discount Notes	2.423%	9/11/19	400,000	399,733
	Federal Home Loan Bank Discount Notes	2.222%–2.232%	9/13/19	983,984	983,259
	Federal Home Loan Bank Discount Notes	2.439%	9/17/19	750,000	749,195
	Federal Home Loan Bank Discount Notes	2.232%–2.243%	9/18/19	2,279,000	2,276,612
	Federal Home Loan Bank Discount Notes	2.176%	9/25/19	250,000	249,639
	Federal Home Loan Bank Discount Notes	2.172%	10/2/19	1,280,000	1,277,619
	Federal Home Loan Bank Discount Notes	2.185%–2.429%	10/4/19	1,225,000	1,222,513
	Federal Home Loan Bank Discount Notes	2.202%–2.422%	10/9/19	1,885,000	1,880,624
	Federal Home Loan Bank Discount Notes	2.425%	10/15/19	1,000,000	997,073
	Federal Home Loan Bank Discount Notes	2.147%	10/16/19	423,000	421,871
	Federal Home Loan Bank Discount Notes	2.126%	10/18/19	1,000,000	997,239
	Federal Home Loan Bank Discount Notes	2.104%–2.111%	10/23/19	1,400,000	1,395,765
	Federal Home Loan Bank Discount Notes	2.110%–2.470%	10/25/19	710,000	707,746
	Federal Home Loan Bank Discount Notes	2.114%	10/30/19	195,000	194,328
	Federal Home Loan Bank Discount Notes	2.096%–2.101%	11/1/19	883,000	879,875
	Federal Home Loan Bank Discount Notes	2.093%	11/7/19	80,000	79,690

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Bank Discount Notes	2.375%	11/22/19	24,200	24,071
	Federal Home Loan Bank Discount Notes	2.084%	11/26/19	166,250	165,428
3	Federal Home Loan Banks, 1M USD LIBOR + 0.000%	2.195%	7/15/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR + 0.550%	2.146%	3/12/20	180,000	179,964
3	Federal Home Loan Banks, 1M USD LIBOR - 0.010%	2.135%	3/25/20	1,000,000	999,945
3	Federal Home Loan Banks, 1M USD LIBOR - 0.010%	2.135%	3/25/20	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.152%	12/20/19	235,000	235,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	12/24/19	1,500,000	1,500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	12/24/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	12/24/19	300,000	300,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	12/24/19	2,250,000	2,250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.204%	1/2/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.204%	1/2/20	550,000	550,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	1/24/20	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	1/27/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.152%	3/20/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.224%	4/3/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.224%	4/3/20	850,000	850,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.147%	12/20/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.147%	12/20/19	1,250,000	1,250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.147%	12/20/19	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.142%	12/23/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.169%	1/13/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.147%	4/20/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.030%	2.183%	11/8/19	1,475,000	1,475,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.030%	2.171%	11/12/19	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.035%	2.166%	1/10/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.035%	2.077%	1/30/20	930,000	930,000

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.171%	10/9/19	300,000	300,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.142%	10/17/19	300,000	300,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.155%	11/15/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.105%	11/25/19	150,000	150,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.105%	11/26/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.105%	11/26/19	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.130%	1/22/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.050%	2.119%	1/21/20	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.060%	2.122%	9/19/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.060%	2.107%	9/23/19	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.130%	11/1/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.144%	11/4/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.123%	11/7/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.123%	11/7/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.400%	2.171%	9/9/19	1,000,000	1,000,000
3	Federal Home Loan Banks, SOFR + 0.050%	2.125%	10/10/19	750	750
2	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	85,771	85,691
2	Freddie Mac Discount Notes	2.397%	9/4/19	1,050,000	1,049,792
2	Freddie Mac Discount Notes	2.397%	9/5/19	550,000	549,855
2	Freddie Mac Discount Notes	2.412%	9/10/19	850,000	849,492
2	Freddie Mac Discount Notes	2.453%–2.483%	9/18/19	1,880,000	1,877,845
2	Freddie Mac Discount Notes	2.450%	9/24/19	183,679	183,395
2	Freddie Mac Discount Notes	2.419%	10/1/19	166,510	166,178
2	Freddie Mac Discount Notes	2.318%–2.323%	10/4/19	394,147	393,314
2	Freddie Mac Discount Notes	2.419%	10/7/19	487,002	485,838
2	Freddie Mac Discount Notes	2.393%–2.438%	10/10/19	634,810	633,166
2	Freddie Mac Discount Notes	2.368%	10/17/19	500,000	498,502
2	Freddie Mac Discount Notes	2.418%–2.429%	10/29/19	379,476	378,012
2	Freddie Mac Discount Notes	2.419%	11/4/19	275,000	273,832
2	Freddie Mac Discount Notes	2.053%–2.085%	11/5/19	265,893	264,906
2	Freddie Mac Discount Notes	2.104%	11/6/19	800,000	796,935
2	Freddie Mac Discount Notes	2.386%–2.396%	11/8/19	384,889	383,168
2	Freddie Mac Discount Notes	2.180%–2.190%	11/12/19	51,668	51,444
2	Freddie Mac Discount Notes	2.075%–2.180%	11/13/19	339,522	338,053
2	Freddie Mac Discount Notes	2.037%–2.378%	11/19/19	1,547,629	1,540,309
2	Freddie Mac Discount Notes	2.348%	11/29/19	491,700	488,880
2	Freddie Mac Discount Notes	2.075%	12/3/19	166,430	165,544
2	Freddie Mac Discount Notes	2.055%–2.105%	12/18/19	198,000	196,775
	United States Treasury Bill	2.083%–2.162%	9/3/19	1,460,449	1,460,276

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	2.313%	9/5/19	3,900,000	3,899,003
	United States Treasury Bill	2.253%	9/12/19	4,000,000	3,997,262
	United States Treasury Bill	2.182%	9/19/19	1,050,000	1,048,861
	United States Treasury Bill	2.063%	10/1/19	700,000	698,919
	United States Treasury Bill	2.057%	10/8/19	1,000,000	997,893
	United States Treasury Bill	2.051%	10/24/19	2,000,000	1,993,993
	United States Treasury Bill	1.996%	10/29/19	1,500,000	1,495,357
	United States Treasury Bill	2.081%	10/31/19	3,000,000	2,989,650
	United States Treasury Bill	1.990%–2.000%	11/7/19	5,850,000	5,828,340
	United States Treasury Bill	1.970%	11/14/19	3,500,000	3,485,899
	United States Treasury Bill	1.907%–1.932%	11/21/19	1,500,000	1,493,559
	United States Treasury Bill	1.960%–2.348%	11/29/19	3,749,625	3,730,863
	United States Treasury Bill	2.281%	12/5/19	1,000,000	994,049
	United States Treasury Bill	2.163%	12/12/19	1,400,000	1,391,511
	United States Treasury Bill	2.031%	1/16/20	2,000,000	1,984,702
	United States Treasury Bill	1.966%–1.968%	2/6/20	500,000	495,726
	United States Treasury Bill	1.903%–1.905%	2/13/20	1,050,000	1,040,924
	United States Treasury Bill	1.857%	2/27/20	750,000	743,138
3	United States Treasury Floating Rate Note, 3M US T-Bill + 0.139%	2.099%	4/30/21	2,417,950	2,415,400
3	United States Treasury Floating Rate Note, 3M US T-Bill + 0.220%	2.180%	7/31/21	2,000,000	1,999,565
	United States Treasury Note/Bond	1.500%	10/31/19	200,000	199,820
	United States Treasury Note/Bond	1.250%	10/31/19	250,000	249,666
Total U.S. Government and Agency Obligations (Cost $108,312,304)					108,312,304
Repurchase Agreements (20.1%)
	Bank of Montreal
	(Dated 8/30/19, Repurchase Value $1,000,239,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 1/15/20–2/15/48, U.S. Treasury Bill 0.000%, 9/12/19–1/30/20, and U.S. Treasury Note/Bond 1.625%–8.750%, 5/15/20–11/15/48, with a value of $1,020,000,000)	2.150%	9/3/19	1,000,000	1,000,000
	Bank of Montreal
	(Dated 8/22/19, Repurchase Value $500,416,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 1/15/20–2/15/42, U.S. Treasury Bill 0.000%, 12/5/19–1/2/20, and U.S. Treasury Note/Bond 0.875%–8.750%, 9/15/19–5/15/49, with a value of $510,000,000)	2.140%	9/5/19	500,000	500,000
	Bank of Montreal
	(Dated 8/15/19, Repurchase Value $501,458,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/20–2/15/46, U.S. Treasury Bill 0.000%, 9/12/19–12/5/19, and U.S. Treasury Note/Bond 1.125%–6.250%, 5/31/20–8/15/49, with a value of $510,000,000)	2.100%	10/4/19	500,000	500,000

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Montreal
(Dated 8/23/19, Repurchase Value $751,154,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 1/15/20–2/15/44, U.S. Treasury Bill 0.000%, 12/5/19–6/18/20, and U.S. Treasury Note/Bond 1.125%–8.750%, 3/31/20–11/15/48, with a value of $765,000,000)	2.130%	9/18/19	750,000	750,000
Bank of Montreal
(Dated 8/13/19, Repurchase Value $250,510,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 1/15/20–2/15/40, U.S. Treasury Bill 0.000%, 12/5/19–6/18/20, and U.S. Treasury Note/Bond 1.125%–8.750%, 2/29/20–2/15/49, with a value of $255,000,000)	2.160%	9/16/19	250,000	250,000
Bank of Nova Scotia
(Dated 8/30/19, Repurchase Value $2,150,514,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 4/15/20–2/15/48, U.S. Treasury Bill 0.000%, 9/12/19–7/16/20, and U.S. Treasury Note/Bond 1.000%–8.750%, 9/30/19–8/15/49, with a value of $2,193,000,000)	2.150%	9/3/19	2,150,000	2,150,000
Canadian Imperial Bank of Commerce
(Dated 8/6/19, Repurchase Value $871,566,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 4/15/21–1/15/49 and U.S. Treasury Note/Bond 1.125%–3.125%, 12/31/20–5/15/47, with a value of $887,400,000)	2.160%	9/5/19	870,000	870,000
Canadian Imperial Bank of Commerce
(Dated 8/22/19, Repurchase Value $501,581,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 4/15/22–2/15/48 and U.S. Treasury Note/Bond 1.250%–4.250%, 2/15/22–5/15/45, with a value of $510,000,000)	2.070%	10/16/19	500,000	500,000
Canadian Imperial Bank of Commerce
(Dated 8/12/19, Repurchase Value $1,202,160,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 4/15/22–2/15/48 and U.S. Treasury Note/Bond 1.250%–3.625%, 12/31/20–8/15/45, with a value of $1,224,000,000)	2.160%	9/11/19	1,200,000	1,200,000
Canadian Imperial Bank of Commerce
(Dated 8/15/19, Repurchase Value $931,953,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 4/15/22–2/15/48 and U.S. Treasury Note/Bond 1.625%–3.625%, 12/31/20–5/15/47, with a value of $948,600,000)	2.160%	9/19/19	930,000	930,000

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/30/19, Repurchase Value $250,059,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%, 7/15/27 with a value of $255,000,000)	2.140%	9/3/19	250,000	250,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/27/19, Repurchase Value $750,321,000, collateralized by U.S. Treasury Note/Bond 2.125%–4.375%, 8/31/23–5/15/40, with a value of $765,000,000)	2.200%	9/3/19	750,000	750,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/28/19, Repurchase Value $1,350,580,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%, 7/15/22 and U.S. Treasury Note/Bond 1.500%–3.375%, 12/15/21–11/15/48, with a value of $1,377,000,000)	2.210%	9/4/19	1,350,000	1,350,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/30/19, Repurchase Value $1,300,543,000, collateralized by U.S. Treasury Note/Bond 1.625%–3.000%, 10/31/21–5/15/45, with a value of $1,326,000,000)	2.150%	9/6/19	1,300,000	1,300,000
Goldman Sachs & Co.
(Dated 8/30/19, Repurchase Value $3,001,254,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 4/15/20–1/15/29, U.S. Treasury Bill 0.000%, 9/10/19–9/17/19, and U.S. Treasury Note/Bond 2.000%–4.500%, 2/15/20–5/15/49, with a value of $3,060,000,000)	2.150%	9/6/19	3,000,000	3,000,000
JP Morgan Securities LLC
(Dated 8/30/19, Repurchase Value $500,120,000, collateralized by U.S. Treasury Note/Bond 3.000%, 5/15/45, with a value of $510,000,000)	2.160%	9/3/19	500,000	500,000
JP Morgan Securities LLC
(Dated 8/30/19, Repurchase Value $3,001,254,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 1/15/26 and U.S. Treasury Note/Bond 1.750%–3.375%, 2/28/22–8/15/45, with a value of $3,060,000,000)	2.150%	9/6/19	3,000,000	3,000,000
Mizuho Securities (USA) Inc.
(Dated 8/30/19, Repurchase Value $500,119,000, collateralized by U.S. Treasury Bill 0.000%, 11/29/19–8/13/20 and U.S. Treasury Note/Bond 1.125%–1.250%, 6/30/21–7/31/23, with a value of $510,000,000)	2.150%	9/3/19	500,000	500,000

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nomura International PLC
(Dated 8/30/19, Repurchase Value $1,500,627,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/20–2/15/46, U.S. Treasury Bill 0.000%, 9/12/19–3/26/20, and U.S. Treasury Note/Bond 1.125%–8.750%, 9/30/19–11/15/48, with a value of $1,530,000,000)	2.150%	9/6/19	1,500,000	1,500,000
RBC Capital Markets LLC NY Branch
(Dated 8/6/19, Repurchase Value $1,102,046,000, collateralized by Treasury Inflation Indexed Note/Bond 0.500%–1.125%, 1/15/21–1/15/29 and U.S. Treasury Note/Bond 1.250%–7.625%, 12/31/20–2/15/26, with a value of $1,122,000,000)	2.160%	9/6/19	1,100,000	1,100,000
RBC Capital Markets LLC NY Branch
(Dated 8/16/19, Repurchase Value $1,728,639,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/20–2/15/40, U.S. Treasury Bill 0.000%, 2/13/20, and U.S. Treasury Note/Bond 1.125%–4.375%, 2/29/20–8/15/48, with a value of $1,759,500,000)	2.170%	9/20/19	1,725,000	1,725,000
RBC Capital Markets LLC NY Branch
(Dated 8/16/19, Repurchase Value $1,728,535,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/20–4/15/29, U.S. Treasury Bill 0.000%, 8/13/20, and U.S. Treasury Note/Bond 1.125%–3.625%, 5/15/20–11/15/46, with a value of $1,759,500,000)	2.170%	9/19/19	1,725,000	1,725,000
RBC Dominion Securities Inc.
(Dated 8/30/19, Repurchase Value $450,188,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 4/15/20–4/15/23 and U.S. Treasury Note/Bond 1.750%–6.500%, 9/30/19–11/15/48, with a value of $459,000,000)	2.150%	9/6/19	450,000	450,000
Societe Generale
(Dated 8/30/19, Repurchase Value $500,119,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/20–2/15/46, U.S. Treasury Bill 0.000%, 11/7/19, and U.S. Treasury Note/Bond 0.875%–4.625%, 9/15/19–8/15/47, with a value of $510,000,000)	2.140%	9/3/19	500,000	500,000
TD Securities (USA) LLC
(Dated 8/28/19, Repurchase Value $200,086,000, collateralized by U.S. Treasury Note/Bond 2.000%–2.375%, 2/28/21–8/15/24, with a value of $204,000,000)	2.220%	9/4/19	200,000	200,000

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC
(Dated 8/30/19, Repurchase Value $200,084,000, collateralized by U.S. Treasury Note/Bond 2.625%, 2/15/29, with a value of $204,000,000)	2.170%	9/6/19	200,000	200,000
Total Repurchase Agreements (Cost $26,700,000)				26,700,000
Total Investments (101.5%) (Cost $135,012,304)				135,012,304

Amount
($000)
Other Assets and Liabilities (-1.5%)
Other Assets
Investment in Vanguard	6,091
Receivables for Accrued Income	48,088
Receivables for Capital Shares Issued	249,942
Other Assets	8,892
Total Other Assets	313,013
Liabilities
Payables for Investment Securities Purchased	(2,194,275)
Payables for Capital Shares Redeemed	(154,682)
Payables for Distributions	(3,308)
Payables to Vanguard	(7,140)
Total Liabilities	(2,359,405)
Net Assets (100%)
Applicable to 132,967,489,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	132,965,912
Net Asset Value Per Share	$1.00

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	132,968,003
Total Distributable Earnings (Loss)	(2,091)
Net Assets	132,965,912

•   See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

LIBOR—London Interbank Offered Rate.

SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Interest	2,745,439
Total Income	2,745,439
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,174
Management and Administrative	103,452
Marketing and Distribution	17,728
Custodian Fees	380
Auditing Fees	32
Shareholders’ Reports	2,766
Trustees’ Fees and Expenses	128
Total Expenses	128,660
Net Investment Income	2,616,779
Realized Net Gain (Loss) on Investment Securities Sold	596
Net Increase (Decrease) in Net Assets Resulting from Operations	2,617,375

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,616,779	1,281,437
Realized Net Gain (Loss)	596	(2,178)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,617,375	1,279,259
Distributions
Net Investment Income	(2,616,749)	(1,281,485)
Realized Capital Gain	—	—
Total Distributions	(2,616,749)	(1,281,485)
Capital Share Transactions (at $1.00 per share)
Issued	92,160,373	80,892,899
Issued in Lieu of Cash Distributions	2,571,034	1,259,244
Redeemed	(62,052,929)	(61,314,694)
Net Increase (Decrease) from Capital Share Transactions	32,678,478	20,837,449
Total Increase (Decrease)	32,679,104	20,835,223
Net Assets
Beginning of Period	100,286,808	79,451,585
End of Period	132,965,912	100,286,808

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

For a Share Outstanding Throughout Each Period			Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.022[1]	.014[1]	.006[1]	.0022	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.022	.014	.006	.0022	.0001
Distributions
Dividends from Net Investment Income	(.022)	(.014)	(.006)	(.0022)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.022)	(.014)	(.006)	(.0022)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.26%	1.42%	0.57%	0.23%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$132,966	$100,287	$79,452	$38,804	$3,325
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%	0.11%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.24%	1.43%	0.60%	0.27%	0.01%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016 and 0.11% for 2015. For the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Federal Money Market Fund

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $6,091,000, representing less than 0.01% of the fund’s net assets and 2.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Federal Money Market Fund

The differences are primarily related to the tax deferral on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,395
Undistributed Long-term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(2,178)
Net Unrealized Gains (Losses)	—

* The fund used capital loss carryforwards of $596,000 to offset taxable gains realized during the year ended August 31, 2019.

As of August 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	135,012,304
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E.  Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Cumulative Performance: August 31, 2009, Through August 31, 2019

Initial Investment of $50,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Treasury Money Market Fund Investor Shares	2.25%	0.88%	0.45%	52,274
iMoneyNet Money Fund Report’s 100% Treasury Funds Average	1.76	0.57	0.29	51,450
FTSE Three-Month U.S. Treasury Bill Index	2.36	0.91	0.49	52,499

7-day SEC yield (8/31/2019): 2.02%

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

See Financial Highlights for dividend information.

Treasury Money Market Fund

Sector Diversification

As of August 31, 2019

U.S. Treasury Bills	100.0%

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Treasury Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (102.5%)
	United States Treasury Bill	1.951%—2.205%	9/3/19	789,713	789,619
	United States Treasury Bill	2.284%—2.313%	9/5/19	1,548,516	1,548,120
	United States Treasury Bill	2.112%—2.148%	9/10/19	1,387,650	1,386,913
	United States Treasury Bill	2.080%—2.253%	9/12/19	1,969,467	1,968,121
	United States Treasury Bill	2.091%—2.182%	9/19/19	2,280,933	2,278,467
	United States Treasury Bill	2.063%	9/24/19	1,208,000	1,206,410
	United States Treasury Bill	2.060%—2.063%	10/1/19	318,497	317,987
	United States Treasury Bill	2.024%—2.073%	10/8/19	1,935,278	1,931,245
	United States Treasury Bill	1.956%	10/15/19	1,542,000	1,538,325
	United States Treasury Bill	2.044%—2.068%	10/24/19	1,480,000	1,475,549
	United States Treasury Bill	1.996%	10/29/19	500,000	498,452
	United States Treasury Bill	2.022%—2.081%	10/31/19	2,087,010	2,079,814
	United States Treasury Bill	1.986%—2.000%	11/7/19	2,594,000	2,584,393
	United States Treasury Bill	1.921%—1.970%	11/14/19	950,636	946,810
	United States Treasury Bill	1.889%—1.952%	11/21/19	2,011,872	2,003,293
	United States Treasury Bill	1.957%—2.054%	11/29/19	1,792,813	1,784,096
	United States Treasury Bill	2.281%	12/5/19	300,000	298,215
	United States Treasury Bill	2.163%	12/12/19	300,000	298,181
	United States Treasury Bill	2.051%	12/26/19	290,000	288,103
	United States Treasury Bill	2.061%	1/2/20	300,000	297,909
	United States Treasury Bill	2.097%	1/9/20	303,000	300,730
	United States Treasury Bill	2.031%	1/16/20	300,000	297,705
	United States Treasury Bill	2.031%	1/23/20	300,000	297,588
	United States Treasury Bill	1.839%	2/20/20	350,000	346,953
2	United States Treasury Floating Rate Note, 3M US T-Bill + 0.000%	1.960%	1/31/20	500,000	500,000
2	United States Treasury Floating Rate Note, 3M US T-Bill + 0.139%	2.099%	4/30/21	750,000	749,412
2	United States Treasury Floating Rate Note, 3M US T-Bill + 0.220%	2.180%	7/31/21	800,000	799,896
	United States Treasury Note/Bond	1.500%	10/31/19	73,000	72,934
	United States Treasury Note/Bond	1.250%	10/31/19	26,974	26,938
	United States Treasury Note/Bond	1.000%	11/15/19	100,000	99,783
	United States Treasury Note/Bond	3.375%	11/15/19	130,000	130,328
Total U.S. Government and Agency Obligations (Cost $29,142,289)					29,142,289
Total Investments (102.5%) (Cost $29,142,289)					29,142,289

Treasury Money Market Fund

Amount
($000)
Other Assets and Liabilities (-2.5%)
Other Assets
Investment in Vanguard	1,310
Receivables for Investment Securities Sold	26,724
Receivables for Accrued Income	5,938
Receivables for Capital Shares Issued	97,257
Other Assets	4,617
Total Other Assets	135,846
Liabilities
Payables for Investment Securities Purchased	(816,439)
Payables for Capital Shares Redeemed	(28,792)
Payables for Distributions	(3,507)
Payables to Vanguard	(1,253)
Total Liabilities	(849,991)
Net Assets (100%)
Applicable to 28,425,708,036 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,428,144
Net Asset Value Per Share	$1.00

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	28,428,748
Total Distributable Earnings (Loss)	(604)
Net Assets	28,428,144

•   See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Interest	561,867
Total Income	561,867
Expenses
The Vanguard Group—Note B
Investment Advisory Services	868
Management and Administrative	17,079
Marketing and Distribution	3,656
Custodian Fees	87
Auditing Fees	28
Shareholders’ Reports	66
Trustees’ Fees and Expenses	12
Total Expenses	21,796
Net Investment Income	540,071
Realized Net Gain (Loss) on Investment Securities Sold	306
Net Increase (Decrease) in Net Assets Resulting from Operations	540,377

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	540,071	237,330
Realized Net Gain (Loss)	306	(480)
Net Increase (Decrease) in Net Assets Resulting from Operations	540,377	236,850
Distributions
Net Investment Income	(540,070)	(237,338)
Realized Capital Gain	—	—
Total Distributions	(540,070)	(237,338)
Capital Share Transactions (at $1.00 per share)
Issued	24,578,573	11,971,071
Issued in Lieu of Cash Distributions	502,686	227,052
Redeemed	(15,564,718)	(8,925,092)
Net Increase (Decrease) from Capital Share Transactions	9,516,541	3,273,031
Total Increase (Decrease)	9,516,848	3,272,543
Net Assets
Beginning of Period	18,911,296	15,638,753
End of Period	28,428,144	18,911,296

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Financial Highlights

For a Share Outstanding Throughout Each Period			Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.022[1]	.014[1]	.005[1]	.0017	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.022	.014	.005	.0017	.0001
Distributions
Dividends from Net Investment Income	(.022)	(.014)	(.005)	(.0017)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.022)	(.014)	(.005)	(.0017)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.25%	1.43%	0.54%	0.17%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,428	$18,911	$15,639	$12,803	$9,388
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.09%	0.09%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.23%	1.43%	0.55%	0.18%	0.01%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016 and 0.09% for 2015. For the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Treasury Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,310,000, representing less than 0.01% of the fund’s net assets and 0.52% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,519
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(616)
Net Unrealized Gains (Losses)	—

* The fund used capital loss carryforwards of $307,000 to offset taxable gains realized during the year ended August 31, 2019.

Treasury Money Market Fund

As of August 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	29,142,289
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E.  Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Prime Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 64.1% of income dividends are interest-related dividends.

Special 2019 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2019 tax information (unaudited) for Vanguard Treasury Money Market Fund

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, and Vanguard Treasury Money Market Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2019: $65,000
Fiscal Year Ended August 31, 2018: $67,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2019: $9,568,215
Fiscal Year Ended August 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended August 31, 2019: $3,012,031
Fiscal Year Ended August 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended August 31, 2019: $357,238
Fiscal Year Ended August 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended August 31, 2019: $0
Fiscal Year Ended August 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2019: $357,238
Fiscal Year Ended August 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  October 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  October 21, 2019

VANGUARD MONEY MARKET RESERVES

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: October 21, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed herewith; and to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216), Incorporated by Reference.

NOTICE

THE PURPOSE OF THIS POWER OF ATTORNEY IS TO GIVE THE PERSONS YOU DESIGNATE (YOUR “AGENTS”) BROAD POWERS TO ACT ON YOUR BEHALF WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (THE “COMMISSION”), WHICH MAY INCLUDE, BUT ARE NOT LIMITED TO, POWERS TO FILE A REGISTRATION STATEMENT, TO FILE ANY AND ALL APPLICATIONS FOR EXEMPTIVE RELIEF FROM STATE OR FEDERAL REGULATIONS, AND TO PERFORM ANY AND ALL ACTS THE AGENTS DEEM NECESSARY TO ENABLE THE UNDERSIGNED PERSONS TO COMPLY WITH THE APPLICABLE LAWS OF THE UNITED STATES WITHOUT ADVANCE NOTICE TO YOU OR APPROVAL BY YOU.

THIS POWER OF ATTORNEY DOES NOT IMPOSE A DUTY ON YOUR AGENTS TO EXERCISE GRANTED POWERS, BUT WHEN POWERS ARE EXERCISED, YOUR AGENTS MUST USE DUE CARE TO ACT FOR YOUR BENEFIT AND IN ACCORDANCE WITH THIS POWER OF ATTORNEY.

YOUR AGENTS MAY EXERCISE THE POWERS GIVEN HERE THROUGHOUT YOUR LIFETIME, EVEN AFTER YOU BECOME INCAPACITATED, UNLESS YOU EXPRESSLY LIMIT THE DURATION OF THESE POWERS OR YOU REVOKE THESE POWERS OR A COURT ACTING ON YOUR BEHALF TERMINATES YOUR AGENTS’ AUTHORITY.

YOUR AGENTS MUST KEEP YOUR FUNDS SEPARATE FROM YOUR AGENTS’ FUNDS.

A COURT CAN TAKE AWAY THE POWERS OF YOUR AGENTS IF IT FINDS YOUR AGENTS ARE NOT ACTING PROPERLY.

THE POWERS AND DUTIES OF AN AGENT UNDER A POWER OF ATTORNEY ARE EXPLAINED MORE FULLY IN 20 PA.C.S. CH. 56.

IF THERE IS ANYTHING ABOUT THIS FORM THAT YOU DO NOT UNDERSTAND, YOU SHOULD ASK A LAWYER OF YOUR OWN CHOOSING TO EXPLAIN IT TO YOU.

I HAVE READ OR HAD EXPLAINED TO ME THIS NOTICE AND I UNDERSTAND ITS CONTENTS.

NAME	TITLE	DATE

/s/ John Bendl
John Bendl	Chief Financial Officer	October 29, 2019

POWER OF ATTORNEY

I hereby constitute and appoint Anne E. Robinson and Laura J. Merianos, and each of them, with full power to act without the other, as the true and lawful attorney-in-fact and agent, with full and several power of substitution, of such undersigned person with authority to take any appropriate action to execute in the name of and on behalf of such undersigned person, and to file with the Commission, any and all amendments (including without limitation post-effective amendments) to a registration statement, any and all applications for exemptive relief from state or federal regulations, and any and all amendments thereto, or any other forms of documents, including without limitation, any registration statement on Form N-14, and any and all amendments thereto, and to perform any and all such acts as such attorney-in-fact may deem necessary or advisable to enable the following named persons that are registered with the Commission (the “Registrants”) to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, and in connection therewith to execute and file all requisite papers and documents, including but not limited to, applications, reports, notices, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as the relevant Registrant and undersigned person might or could do herself, himself or itself or in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof:

Vanguard Wellington Fund (2-11444)	Vanguard New York Tax-Free Funds (33-2908)

Vanguard Windsor Funds (2-14336)	Vanguard Pennsylvania Tax-Free Funds (33-2907)

Vanguard World Fund (2-17620)	Vanguard New Jersey Tax-Free Funds (33-17351)

Vanguard Explorer Fund (2-27203)	Vanguard Ohio Tax-Free Funds (33-34261)

Vanguard Morgan Growth Fund (2-29601)	Vanguard Convertible Securities Fund (33-4424)

Vanguard Wellesley Income Fund (2-31333)	Vanguard Quantitative Funds (33-8553)

Vanguard Fixed Income Securities Funds (2-47371)	Vanguard Fenway Funds (33-19446)

Vanguard Money Market Reserves (2-52698)	Vanguard Malvern Funds (33-23444)

Vanguard Index Funds (2-56846)	Vanguard International Equity Index Funds (33-32548)

Vanguard Municipal Bond Funds (2-57689)	Vanguard Variable Insurance Funds (33-32216)

Vanguard Trustees’ Equity Fund (2-65955-99)	Vanguard STAR Funds (2-88373)

Vanguard Specialized Funds (2-88116)	Vanguard Whitehall Funds (33-64845)

Vanguard Chester Funds (2-92948)	Vanguard Tax-Managed Funds (33-53683)

Vanguard California Tax-Free Funds (33-1569)	Vanguard Scottsdale Funds (333-11763)

Vanguard Massachusetts Tax-Exempt Funds (333-63579)	Vanguard Horizon Funds (33-56443)

Vanguard Valley Forge Funds (33-48863)	Vanguard Institutional Index Funds (33-34494)

Vanguard CMT Funds (333-111362)	Vanguard Admiral Funds (33-49023)

Vanguard Montgomery Funds (333-145624)	Vanguard Bond Index Funds (33-6001)

Vanguard Charlotte Funds (333-177613)

The undersigned person has executed this Power of Attorney in the capacity and on the date indicated opposite the name of the undersigned person.

NAME	TITLE	DATE

/s/ John Bendl
John Bendl	Chief Financial Officer	October 29, 2019

ACKNOWLEDGMENT

We, Anne E. Robinson and Laura J. Merianos, have read the attached power of attorney and are the persons identified as the agents for the Registrants. We hereby acknowledge that in the absence of a specific provision to the contrary in the power of attorney or in 20 Pa.C.S. when we act as agents:

•     We shall exercise the powers for the benefit of the Registrants.

•     We shall keep the assets of the Registrants separate from our assets.

•     We shall exercise reasonable caution and prudence.

We shall keep a full and accurate record of all actions, receipts, and disbursements on behalf of the Registrants.

/s/ Anne E. Robinson
Anne E. Robinson

/s/ Laura J. Merianos
Laura J. Merianos

Date:	October 29, 2019